Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 278	$ 690	$ 661	$ 1,582
Cost of revenue [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	10	44	37	88
Research and development [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	94	218	229	441
Sales and marketing [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	26	241	84	490
General and administrative [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 148	$ 187	$ 311	$ 563